Expense Example - River Canyon Total Return Bond Fund - Institutional Shares	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	445
Expense Example, with Redemption, 10 Years	$ 1,011